INCOME TAX - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Income tax applicable rate	17.00%	17.00%	17.00%
Deferred tax assets	$ 3,799,000	$ 1,995,000
Deferred tax assets that have not been recognized	$ 208,457,000	$ 248,016,000
Minimum
INCOME TAX
Income tax applicable rate	9.00%	9.00%	9.00%
Maximum
INCOME TAX
Income tax applicable rate	33.00%	33.00%	33.00%
Tax losses (Note i)
INCOME TAX
Deferred tax assets that have not been recognized	$ 127,280,000	$ 142,657,000
Other deductible temporary differences (Note ii)
INCOME TAX
Deferred tax assets that have not been recognized	$ 81,177,000	$ 105,359,000